Debt and Other Borrowings - Additional Informations (Detail)						1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 25, 2020 USD ($)	Sep. 30, 2020 USD ($)	Mar. 18, 2020 USD ($)	Jan. 22, 2019 USD ($)	Mar. 27, 2006 USD ($)	Mar. 31, 2020 USD ($)	Dec. 25, 2020 USD ($)	Mar. 27, 2020 USD ($)	Dec. 25, 2020 USD ($)	Mar. 27, 2020 USD ($)	Mar. 29, 2019 USD ($)	Jun. 25, 2020 USD ($)	Mar. 28, 2020 USD ($)	Nov. 26, 2019 PHP (₱)	Nov. 26, 2019 USD ($)	Dec. 05, 2001 USD ($)
Line of Credit Facility [Line Items]
Outstanding balance													$ 33,000,000
Repayments of line-of-credit											$ 10,000,000
Loss on Extinguishment of Debt							$ 9,055,000		$ 9,055,000
Proceeds from lines of credit										$ 43,000,000
COVID-19
Line of Credit Facility [Line Items]
Proceeds from lines of credit						$ 43,000,000		$ 43,000,000
Line of Credit | Line-of-Credit Agreement Expiring January 22, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 25,000,000
Outstanding balance								$ 25,000,000		25,000,000
Proceeds from lines of credit										$ 25,000,000	0
Interest rate at period end								1.70%		1.70%
Collateral, secured period										1 year
Collateral fees, amount										$ 25,000
Line of Credit | Line-of-Credit Agreement Due at Various Times During Fiscal Year 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 10,000,000
Outstanding balance								$ 10,000,000		10,000,000
Proceeds from lines of credit										$ 10,000,000
Interest rate at period end								2.50%		2.50%
Line of Credit | Line-of-Credit Agreement Maturing June 18, 2020
Line of Credit Facility [Line Items]
Maximum borrowing capacity																$ 8,000,000
Outstanding balance								$ 8,000,000		$ 8,000,000		$ 8,000,000
Proceeds from lines of credit			$ 8,000,000
Interest rate at period end								1.90%		1.90%
Line of Credit | Line-of-Credit Agreement Expiring August 31, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity							1,247,000		1,247,000					₱ 60,000,000	$ 1,175,000
Outstanding balance							0	$ 0	0	$ 0	$ 0
Interest rate at period end								4.60%		4.60%	7.30%
Line of Credit | Line-of-Credit Agreement Expiring June 30, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity							1,559,000		1,559,000					₱ 75,000,000	$ 1,469,000
Outstanding balance							$ 0	$ 0	$ 0	$ 0	$ 0
Interest rate at period end								4.60%		4.60%	7.30%
Line of Credit | London Interbank Offered Rate (LIBOR) | Line-of-Credit Agreement Expiring January 22, 2021
Line of Credit Facility [Line Items]
Basis spread on variable rate				0.40%
Line of Credit | London Interbank Offered Rate (LIBOR) | Line-of-Credit Agreement Due at Various Times During Fiscal Year 2021
Line of Credit Facility [Line Items]
Basis spread on variable rate					1.00%
Mizuho Bank Ltd
Line of Credit Facility [Line Items]
Repayments of line-of-credit		$ 25,000,000
Bank Of Mitsubishi UFJ | Line of Credit
Line of Credit Facility [Line Items]
Repayments of line-of-credit		8,000,000
Term Loan Facility | Credit Suisse AG Cayman Islands Branch
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 325,000,000
Debt due date		2027
Outstanding balance	$ 325,000,000
Repayments of line-of-credit	$ 300,000,000
Deferred financing costs		$ 9,374,000
Term Loan Facility | Credit Suisse AG Cayman Islands Branch | Interest Rate Floor
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.50%
Term Loan Facility | Credit Suisse AG Cayman Islands Branch | London Interbank Offered Rate (LIBOR) | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate		3.75%
Term Loan Facility | Credit Suisse AG Cayman Islands Branch | London Interbank Offered Rate (LIBOR) | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate		4.00%
Revolving Credit Facility | Mizuho Bank Ltd
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 50,000,000
Debt due date		2023
Outstanding borrowings interest rate							4.50%		4.50%
Outstanding balance							$ 0		$ 0
Deferred financing costs		$ 300,000
Deferred financing costs, Unamortized							$ 254,000		$ 254,000